Performance Management - WASHINGTON MUTUAL INVESTORS FUND	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 16.51% (quarter ended June 30, 2020)

Lowest -21.49% (quarter ended March 31, 2020)

The fund's total return for the three months ended March 31, 2025, was 0.34%.

Year to Date Return, Label [Optional Text]	The fund's total return for the three months ended
Bar Chart, Year to Date Return	0.34%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	16.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(21.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/5/2008	19.23%	12.29%	11.57%	10.85%
− After taxes on distributions		16.41	10.54	9.78	N/A
− After taxes on distributions and sale of fund shares		13.23	9.51	9.04	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	7/31/1952	12.17%	10.75%	10.70%	11.81%
C	3/15/2001	17.12	11.23	10.67	8.36
F-1	3/15/2001	18.93	12.00	11.28	8.60
F-3	1/27/2017	19.35	12.41	N/A	12.77
529-A (with maximum sales charge)	2/15/2002	14.79	11.23	10.90	8.72
529-C	2/15/2002	17.05	11.18	10.87	8.69
529-E	3/1/2002	18.69	11.76	11.02	8.46
529-F-1	9/16/2002	19.15	12.23	11.52	9.98
529-F-2	10/30/2020	19.27	N/A	N/A	16.67
529-F-3	10/30/2020	19.28	N/A	N/A	16.71
R-1	5/29/2002	18.06	11.20	10.48	8.05
R-2	5/31/2002	18.06	11.19	10.48	8.06
R-2E	8/29/2014	18.42	11.52	10.83	10.73
R-3	6/4/2002	18.58	11.68	10.96	8.66
R-4	5/20/2002	18.96	12.02	11.30	8.81
R-5E	11/20/2015	19.18	12.25	N/A	12.47
R-5	5/15/2002	19.30	12.36	11.63	9.12
R-6	5/1/2009	19.33	12.41	11.69	13.99

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	11.90%
Class F-2 annualized 30-day yield at April 30, 2025: 1.68% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Thirty Day Yield Caption [Optional Text]	Class F-2 annualized 30-day yield at April 30, 2025
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	1.68%
Performance Availability Website Address [Text]	capitalgroup.com